STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
AND ITS SUBSIDIARIES STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance expenses for issuance of shares related to private placement		$ 35	$ 17